Capital Assets - Summary of Capital Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 18,791
Depreciation expense			$ 3,734
Impairments	22	$ 665	7,070
Ending balance	5,483	18,791
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	45,185	48,765
Additions	112	1,059
Disposals	(2,221)	(4,575)
Sold - discontinued operations (note 6)	(30,105)
Effect of foreign exchange differences	(161)	(64)
Ending balance	12,810	45,185	48,765
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	26,394	27,294
Depreciation expense	1,368	2,779
Disposals	(2,007)	(4,311)
Impairments	22	665
Sold - discontinued operations (note 6)	(18,425)
Effect of foreign exchange differences	(25)	(33)
Ending balance	7,327	26,394	27,294
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,763
Ending balance	3,568	3,763
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,567	4,567
Ending balance	4,567	4,567	4,567
Land and Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	804	609
Depreciation expense	195	195
Ending balance	999	804	609
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,448
Ending balance	162	4,448
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,349	8,558
Additions		214
Disposals	(399)	(1,380)
Sold - discontinued operations (note 6)	(6,324)
Effect of foreign exchange differences	(107)	(43)
Ending balance	519	7,349	8,558
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,901	3,429
Depreciation expense	268	710
Disposals	(400)	(1,380)
Impairments		167
Sold - discontinued operations (note 6)	(2,400)
Effect of foreign exchange differences	(12)	(25)
Ending balance	357	2,901	3,429
Production and Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,696
Ending balance	1,614	9,696
Production and Laboratory Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	29,904	32,417
Additions	99	295
Disposals	(1,516)	(2,791)
Sold - discontinued operations (note 6)	(21,525)
Effect of foreign exchange differences	(45)	(17)
Ending balance	6,917	29,904	32,417
Production and Laboratory Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	20,208	20,796
Depreciation expense	662	1,450
Disposals	(1,301)	(2,527)
Impairments	22	498
Sold - discontinued operations (note 6)	(14,281)
Effect of foreign exchange differences	(7)	(9)
Ending balance	5,303	20,208	20,796
Furniture and Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	884
Ending balance	139	884
Furniture and Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,365	3,223
Additions	13	550
Disposals	(306)	(404)
Sold - discontinued operations (note 6)	(2,256)
Effect of foreign exchange differences	(9)	(4)
Ending balance	807	3,365	3,223
Furniture and Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,481	2,460
Depreciation expense	243	424
Disposals	(306)	(404)
Sold - discontinued operations (note 6)	(1,744)
Effect of foreign exchange differences	(6)	1
Ending balance	$ 668	$ 2,481	$ 2,460